Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”) to the Class I, Class N and Class R6 Shares Summary Prospectus and Prospectus, each dated May 1, 2025, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Diversifying Strategies Fund (“Fund”)
This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Diversifying Strategies Fund’s Summary Prospectus and Prospectus, beginning on page 1 of each, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6

Management Fee	0.00%	0.00%	0.00%

Distribution (12b‑1) Fee	0.25%	None	None

Other Expenses[1,2]	0.18%	0.16%	0.04%

Acquired Fund Fees and Expenses[3,4]	3.05%	3.05%	3.05%

Total Annual Fund Operating Expenses[2]	3.48%	3.21%	3.09%

Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[2,6]	3.48%	3.21%	3.09%
[1]	Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
[2]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of Other Expenses.

[3]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[4]
For each of Class N, Class I, and Class R6 Shares, Acquired Fund Fees and Expenses include 1.98% related to fees and expenses associated with certain underlying funds’ dividends on short sales and interest expense.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.50% for Class N Shares, 1.23% for Class I Shares and 1.11% for Class R6 Shares if Acquired Fund Fees and Expenses did not reflect fees and expenses associated with certain underlying funds’ dividends on short sales and interest expense.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class N Shares	$351	$1,068	$1,807	$3,756

Class I Shares	$324	$989	$1,678	$3,512

Class R6 Shares	$312	$954	$1,620	$3,402
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

AQR Diversifying Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
AQR FUNDS
Supplement dated March 30, 2026 (“Supplement”) to the Class I, Class N and Class R6 Shares Summary Prospectus and Prospectus, each dated May 1, 2025, as amended (“Summary Prospectus” and “Prospectus,” respectively), of the AQR Diversifying Strategies Fund (“Fund”)
This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290‑2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.
Effective on May 1, 2026, the section titled “Fund Summary—Fees and Expenses of the Fund” of the AQR Diversifying Strategies Fund’s Summary Prospectus and Prospectus, beginning on page 1 of each, is restated in its entirety as follows:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class R6

Management Fee	0.00%	0.00%	0.00%

Distribution (12b‑1) Fee	0.25%	None	None

Other Expenses[1,2]	0.18%	0.16%	0.04%

Acquired Fund Fees and Expenses[3,4]	3.05%	3.05%	3.05%

Total Annual Fund Operating Expenses[2]	3.48%	3.21%	3.09%

Less: Expense Reimbursements[5]	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses after Expense Reimbursements[2,6]	3.48%	3.21%	3.09%
[1]	Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
[2]
Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of Other Expenses.

[3]
Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.

[4]
For each of Class N, Class I, and Class R6 Shares, Acquired Fund Fees and Expenses include 1.98% related to fees and expenses associated with certain underlying funds’ dividends on short sales and interest expense.

[5]
Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.

[6]
Total Annual Fund Operating Expenses after Expense Reimbursements are 1.50% for Class N Shares, 1.23% for Class I Shares and 1.11% for Class R6 Shares if Acquired Fund Fees and Expenses did not reflect fees and expenses associated with certain underlying funds’ dividends on short sales and interest expense.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and takes into account the effect of the Expense Limitation Agreement through April 30, 2027, as discussed in Footnote No. 5 to the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class N Shares	$351	$1,068	$1,807	$3,756

Class I Shares	$324	$989	$1,678	$3,512

Class R6 Shares	$312	$954	$1,620	$3,402
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.